REINSURANCE (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 reinsurer	Dec. 31, 2011
REINSURANCE
Prepaid reinsurance premiums and recoverables on paid and unpaid losses and settlement expenses	$ 390,100,000
Minimum percentage of reinsurance recoverables due from companies with financial strength ratings of "A" or better by A.M. Best and S&P rating services	95.00%
Number of top reinsurers	10
Reinsurance balances recoverable as a percentage of shareholder's equity, threshold for disclosure	2.00%
Net reinsurance balances recoverable
Amount of allowance for uncollectible amounts on paid recoverables	13,470,000	13,653,000
Reinsurance balances recoverable on unpaid losses and settlement expenses, allowances for uncollectible amounts	14,834,000	14,820,000
Threshold period for including reinsurance receivables in the allowance for uncollectible amounts	1 year
Crop reinsurance business
Net reinsurance balances recoverable
Premiums and reinsurance balances receivable beyond one year	20,400,000
Endurance Re
Net reinsurance balances recoverable
Amounts Recoverable	64,615,000
Munich Re America / HSB
Net reinsurance balances recoverable
Amounts Recoverable	61,321,000
Aspen UK Ltd.
Net reinsurance balances recoverable
Amounts Recoverable	34,624,000
Axis Re
Net reinsurance balances recoverable
Amounts Recoverable	29,376,000
Transatlantic Re
Net reinsurance balances recoverable
Amounts Recoverable	28,575,000
Berkley Insurance Co.
Net reinsurance balances recoverable
Amounts Recoverable	22,205,000
Swiss Re /Westport Ins. Corp.
Net reinsurance balances recoverable
Amounts Recoverable	21,932,000
Toa-Re
Net reinsurance balances recoverable
Amounts Recoverable	17,077,000
Alterra Re - USA
Net reinsurance balances recoverable
Amounts Recoverable	13,983,000
Allied World Re - US
Net reinsurance balances recoverable
Amounts Recoverable	$ 13,956,000